CASH AND CASH EQUIVALENTS -Disclosure of detailed information about cash and cash equivalents (Details) - CAD ($)	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Cash And Cash Equivalents Abstract
Cash held in banks	$ 2,082,134	$ 7,136,729
Redeemable guaranteed investment certificates	9,807,282	4,849,037
Cash and cash equivalents	$ 11,889,416	$ 11,985,766	$ 19,698,762